Commitments, Guarantees and Product Warranties	12 Months Ended
Dec. 31, 2015
Commitments, Guarantees and Product Warranties [Abstract]
Commitments, Guarantees and Product Warranties

NOTE 22. COMMITMENTS, GUARANTEES and Product warranties

Commitments

The GECAS business in Capital had placed multiple-year orders for various Boeing, Airbus and other aircraft manufacturers with list prices approximating $27,115 million and secondary orders with airlines for used aircraft of approximately $766 million at December 31, 2015. In our Aviation segment, we had committed to provide financing assistance on $2,565 million of future customer acquisitions of aircraft equipped with our engines, including commitments made to airlines in 2015 for future sales under our GE90 and GEnx engine campaigns.

Guarantees

Our guarantees are provided in the ordinary course of business. We underwrite these guarantees considering economic, liquidity and credit risk of the counterparty. We believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our financial position, results of operations or liquidity. We record liabilities for guarantees at estimated fair value, generally the amount of the premium received, or if we do not receive a premium, the amount based on appraisal, observed market values or discounted cash flows. Any associated expected recoveries from third parties are recorded as other receivables, not netted against the liabilities.

At December 31, 2015, we were committed under the following guarantee arrangements beyond those provided on behalf of VIEs. See Note 21.

Credit Support. We have provided $816 million of credit support on behalf of certain customers or associated companies, predominantly joint ventures and partnerships, using arrangements such as standby letters of credit and performance guarantees. These arrangements enable these customers and associated companies to execute transactions or obtain desired financing arrangements with third parties. Should the customer or associated company fail to perform under the terms of the transaction or financing arrangement, we would be required to perform on their behalf. Under most such arrangements, our guarantee is secured, usually by the asset being purchased or financed, or possibly by certain other assets of the customer or associated company. The length of these credit support arrangements parallels the length of the related financing arrangements or transactions. The liability for such credit support was $36 million at December 31, 2015.

Indemnification Agreements. We have agreements that require us to fund up to $23 million at December 31, 2015 under residual value guarantees on a variety of leased equipment. Under most of our residual value guarantees, our commitment is secured by the leased asset. The liability for these indemnification agreements was $10 million at December 31, 2015.

At December 31, 2015, we also had $449 million of other indemnification commitments, substantially all of which relate to representations and warranties in sales of businesses or assets. The liability for these indemnification commitments was $347 million at December 31, 2015.

Contingent Consideration. These are agreements to provide additional consideration to a buyer or seller in a business combination if contractually specified conditions related to the acquisition or disposition are achieved. Amount of contingent consideration was insignificant at December 31, 2015.

Product Warranties

We provide for estimated product warranty expenses when we sell the related products. Because warranty estimates are forecasts that are based on the best available information – mostly historical claims experience – claims costs may differ from amounts provided. An analysis of changes in the liability for product warranties follows.

(In millions)	2015	2014	2013

Balance at January 1	$1,199	$1,370	$1,429
Current-year provisions	649	593	798
Expenditures	(718)	(714)	(867)
Other changes (a)	593	(50)	10
Balance at December 31	$1,723	$1,199	$1,370

(a) 2015 included $634 million related to Alstom acquisition.